Leases - Disclosure of quantitative information about right-of-use assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance, Right-of-use assets	$ 273	$ 280
Provided	22	22	$ 25
System Fund expense, Right-of-use assets	(2)	2	3
Ending balance, Right-of-use assets	276	273	280
Accumulated depreciation, amortisation and impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance, Right-of-use assets	(316)	(343)
Provided	(22)	(22)
System Fund expense, Right-of-use assets	2	(2)
Transfer, Right-of-use assets	21
Terminations, Right-of-use assets	12	52
Exchange and other adjustments, Right-of-use assets	5	(1)
Ending balance, Right-of-use assets	(298)	(316)	(343)
Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance, Right-of-use assets	589	623
Additions and other re-measurements, Right-of-use assets	33	17
Transfer, Right-of-use assets	(31)
Terminations, Right-of-use assets	(12)	(52)
Exchange and other adjustments, Right-of-use assets	(5)	1
Ending balance, Right-of-use assets	574	589	623
Land and buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance, Right-of-use assets	268	277
Ending balance, Right-of-use assets	272	268	277
Land and buildings [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance, Right-of-use assets	(266)	(294)
Provided	(21)	(22)
System Fund expense, Right-of-use assets	2	(2)
Transfer, Right-of-use assets	8	2
Terminations, Right-of-use assets	11	51
Exchange and other adjustments, Right-of-use assets	5	(1)
Ending balance, Right-of-use assets	(261)	(266)	(294)
Land and buildings [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance, Right-of-use assets	534	571
Additions and other re-measurements, Right-of-use assets	28	15
Transfer, Right-of-use assets	(13)	(2)
Terminations, Right-of-use assets	(11)	(51)
Exchange and other adjustments, Right-of-use assets	(5)	1
Ending balance, Right-of-use assets	533	534	571
Investment property [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance, Right-of-use assets	3	3
Ending balance, Right-of-use assets	2	3	3
Investment property [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance, Right-of-use assets	(49)	(47)
Transfer, Right-of-use assets	13	(2)
Ending balance, Right-of-use assets	(36)	(49)	(47)
Investment property [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance, Right-of-use assets	52	50
Transfer, Right-of-use assets	(14)	2
Ending balance, Right-of-use assets	38	52	50
Other [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance, Right-of-use assets	2
Ending balance, Right-of-use assets	2	2
Other [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance, Right-of-use assets	(1)	(2)
Provided	(1)
Terminations, Right-of-use assets	1	1
Ending balance, Right-of-use assets	(1)	(1)	(2)
Other [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance, Right-of-use assets	3	2
Additions and other re-measurements, Right-of-use assets	5	2
Transfer, Right-of-use assets	(4)
Terminations, Right-of-use assets	(1)	(1)
Ending balance, Right-of-use assets	$ 3	$ 3	$ 2